STATEMENT OF MATERIAL ACCOUNTING POLICIES - Accounting for Government Funding Arrangements (Details)		1 Months Ended				3 Months Ended	12 Months Ended
	Jun. 30, 2026 USD ($)	Jan. 31, 2026 USD ($)	Sep. 30, 2025 USD ($)	Aug. 31, 2025 USD ($) t	Feb. 28, 2025 USD ($)	Sep. 22, 2026 USD ($)	Jun. 30, 2026 USD ($)	Jun. 30, 2025 USD ($)	Jun. 30, 2024 USD ($)	Aug. 26, 2026 USD ($)	Oct. 31, 2023 USD ($)
Disclosure Of Detailed Information About Government Grants [Line Items]
Government grants, asset procurement							$ 4,130,072	$ 869,928
Defense Production Act (DPA) Funding Program And U.S. DoW Industrial Base Analysis And Sustainment Grant Program (IBAS)
Disclosure Of Detailed Information About Government Grants [Line Items]
Government grants, reimbursements	$ 22,700,000
Government grants, capacity scale-up nonmonetary amount | t				1,400
Defense Production Act (DPA) Funding Program
Disclosure Of Detailed Information About Government Grants [Line Items]
Government grants											$ 12,700,000
Government grants, entity match											13,400,000
Government grants, including entity match											$ 26,100,000
Government grants, term (in months)							39 months
Government grants, asset procurement							$ 12,700,000	4,000,000.0	$ 6,300,000
Government grants, asset procurement invoiced							2,400,000
Government grants, reimbursements							0	5,600,000	$ 4,700,000
Defense Production Act (DPA) Funding Program | Government Grants
Disclosure Of Detailed Information About Government Grants [Line Items]
Government grants, reimbursements						$ 2,400,000
U.S. DoW Industrial Base Analysis And Sustainment Grant Program (IBAS)
Disclosure Of Detailed Information About Government Grants [Line Items]
Government grants					$ 47,100,000
Government grants, entity match					49,200,000
Government grants, including entity match					96,300,000
Government grants, reimbursements							4,600,000	100,000
Government grants, obligation		$ 4,600,000	$ 25,000,000.0	$ 12,500,000	5,000,000.0		47,100,000
Government grants, entity contribution					$ 1,000,000.0
Government grants, incurred costs							5,000,000.0
Government grants, incurrent costs, reimbursements requested							4,100,000	900,000
Small Business Innovation Research (SBIR) Funding Program
Disclosure Of Detailed Information About Government Grants [Line Items]
Government grants	$ 99,000,000.0						99,000,000.0	1,300,000
Government grants, asset procurement							300,000	$ 0
Government grants, remaining asset procurement							$ 1,000,000.0
Small Business Innovation Research (SBIR) Funding Program | Government Grants
Disclosure Of Detailed Information About Government Grants [Line Items]
Government grants										$ 26,700,000